COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Transportation Commitments
Other Commitments
Total	$ 416,370
2024	72,604
2025	73,453
2026	74,000
2027	61,868
2028	37,518
Thereafter	96,927
Service Workover Rigs Commitments
Other Commitments
Total	7,906
2024	$ 7,906